Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) - Foreign currency exchange risk [Member] ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 PHP (₱) USD ($)	Dec. 31, 2023 PHP (₱) USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 384	₱ 84
Long Term Foreign Currency Options
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	356	367
Carrying Amount	₱ 384	₱ 96
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ (12)
Line item in our Consolidated Statements of Financial Position		Derivative financial liabilities – net of current portion